                        WRL FREEDOM WEALTH PROTECTOR(R)
                      SUPPLEMENT DATED AUGUST 24, 2001 TO
                 PROSPECTUS DATED MAY 1, 2001 AS SUPPLEMENTED
                                 JULY 23, 2001

Effective August 25, 2001, Transamerica Investment Management, LLC will become sub-adviser to the Transamerica Value Balanced (formerly, Dean Asset Allocation) portfolio of the AEGON/Transamerica Series Fund, Inc. Prior to August 25, 2001, Dean Asset Allocation was sub-advised by Dean Investment Associates.

The following information is added to page 6 of the Prospectus under the heading
--------------------------------------------------------------------------------
"Investment Options":
---------------------

AEGON/TRANSAMERICA SERIES FUND, INC.

     WRL Transamerica Value Balanced (formerly, WRL Dean Asset Allocation)

The following information is added to the Portfolio Annual Expense Table on page
--------------------------------------------------------------------------------
14 of the Prospectus:
---------------------

--------------------------------------------------------------------------------------------------------
                                      Management         Other        Rule 12b-1      Total Portfolio
            Portfolio                    Fees           Expenses         Fees         Annual Expenses
--------------------------------------------------------------------------------------------------------
Transamerica Value Balanced            0.80%*            0.20%          N/A               1.00%
--------------------------------------------------------------------------------------------------------

*  Effective August 27, 2001, this fee will be reduced to 0.75%.


The following is added to the table in footnote (8) on page 15 of the
---------------------------------------------------------------------
Prospectus:
-----------

-------------------------------------------------------------------------------------------------------
                                                                               Expense Ratio Without
            Portfolio                Expense Limit     Reimbursement Amount       Reimbursement
-------------------------------------------------------------------------------------------------------
Transamerica Value Balanced               1.00%                N/A                      N/A
-------------------------------------------------------------------------------------------------------

The following information replaces the information regarding Dean Asset
-----------------------------------------------------------------------
Allocation on pages 20 of the Prospectus under the heading "The Separate Account
--------------------------------------------------------------------------------
and the Portfolios - The Funds":
--------------------------------

            Portfolio                    Sub-Adviser or Adviser                Investment Objective

                                        Transamerica Investment          Seeks preservation of capital and
Transamerica Value Balanced             Management, LLC                  competitive investment returns.

All other references throughout the prospectus to WRL Dean Asset Allocation are changed to WRL Transamerica Value Balanced.